Condensed Financial Information of Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			¥ (36,660)	$ (5,618)	¥ (519,634)	¥ (833,409)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			20,917	3,206	104,589	131,748
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			10,641	1,631	23,884	(48,772)
Accrued expenses and other current liabilities			(39,947)	(6,121)	138,173	(10,267)
Net cash (used in) generated from operating activities			(203,330)	(31,161)	24,684	(92,905)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities			(84,316)	(12,922)	(411,309)	(156,917)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	¥ 837,541	$ 130,907
Net cash generated from financing activities			256,246	39,270	204,246	831,506
Effect of exchange rate changes			(22,823)	(3,498)	6,432	48,131
Net increase (decrease) in cash and cash equivalents, and restricted cash			(54,223)	(8,311)	(175,947)	629,815
Cash and cash equivalents, and restricted cash at beginning of the year			643,030	98,549	818,977	189,162
Cash and cash equivalents, and restricted cash at end of the year			588,807	90,238	643,030	818,977
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(32,206)	(4,935)	(518,533)	(833,411)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries and VIEs			49,831	7,637	393,824	678,563
Foreign exchange loss (gain)			(18,885)	(2,894)	3,753	10,358
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			20,917	3,206	104,589	124,648
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(37,145)	(5,693)	(10,449)
Accrued expenses and other current liabilities					1,409	(5,230)
Net cash (used in) generated from operating activities			(17,488)	(2,679)	(25,407)	(25,072)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs			(23,775)	(3,644)	(221,418)	(396,495)
Loan to a third party			(27,993)	(4,290)	(191,230)
Net cash used in investing activities			(51,768)	(7,934)	(412,648)	(396,495)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)						811,001
Loan from a third party			65,250	10,000
Net cash generated from financing activities			65,250	10,000		811,001
Effect of exchange rate changes			903	137	3,545	43,773
Net increase (decrease) in cash and cash equivalents, and restricted cash			(3,103)	(476)	(434,510)	433,207
Cash and cash equivalents, and restricted cash at beginning of the year			¥ 3,103	$ 476	437,613	4,406
Cash and cash equivalents, and restricted cash at end of the year					¥ 3,103	¥ 437,613